SIGNIFICANT ACCOUNTING POLICIES: ADOPTION OF ACCOUNTING STANDARDS (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 28, 2021	Dec. 31, 2018
Significant Accounting Policies Adoption Of Accounting Standards
Federal deposit insurance corporation	$ 250,000	$ 250,000
Advertising and marketing costs	16,391	21,291	$ 62,748
Uninsured deposits	1,797,567
Net loss	(147,074)	(374,178)	(355,915)
Net cash used in operations	71,488	(150,719)	(444,494)
Accumulated deficit	(912,571)	(730,093)	(355,915)
Stockholders deficit	(517,482)	(313,992)	$ 126,357	$ (349,396)
Working capital deficit	1,084,456	382,772
Cash on hand	$ 2,047,567	$ 1,980